Note 35 - Other Operating Income	12 Months Ended
Dec. 31, 2018
Other Income Abstract
Disclosure of Other Operating Income

35. Other operating income

	December 31, 2018	December 31, 2017
Rental of safe deposit boxes	537,072	555,549
Adjustments and interest on miscellaneous receivables	496,144	195,316
Proceeds from electronic transactions	122,026	87,462
Income related to foreign trade	220,897	80,804
Services rendered	154,422	183,966
Other operating income	576,416	840,081
TOTAL	2,106,977	1,943,178